Income Taxes (Details 3) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets [Abstract]
Property and equipment	$ 603,045	$ 776,504
Deferred gain	40,867	44,593
U.S. federal tax credit carryforwards	15,967	16,144
U.S. net operating loss carryforwards	428,212	319,673
U.S. state net operating loss carryforwards	71,323	61,919
Non-U.S. net operating loss carryforwards	30,211	9,142
Asset retirement obligations	55,700	51,815
Liabilities subject to compromise-contract settlement	59,166	0
Incentive compensation/other, net	16,088	28,711
Deferred tax assets noncurrent before valuation allowances	1,320,579	1,308,501
Valuation allowance	(1,270,935)	(1,307,076)
Net deferred tax assets	49,644	1,425
Deferred Tax Liabilities [Abstract]
Other — non-US	0	1,424
Liabilities subject to compromise-interest	35,498	0
Liabilities subject to compromise-interest (non-U.S.)	14,146	0
Net tax liabilities	49,644	1,424
Net tax asset	$ 0	$ 1